Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000002879
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class AAA
C000002881
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class C
Average Annual Return, Percent	164.17%	20.90%	20.19%
C000034312
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class I
C000002878
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Gold Fund, Inc. - Class A
Average Annual Return, Percent	151.93%	20.38%	20.37%
Without Sales Load [Member] | C000002879
Average Annual Return [Line Items]
Average Annual Return, Percent	167.26%	21.82%	21.08%
Without Sales Load [Member] | C000002881
Average Annual Return [Line Items]
Average Annual Return, Percent	165.17%	20.90%	20.19%
Without Sales Load [Member] | C000034312
Average Annual Return [Line Items]
Average Annual Return, Percent	167.85%	22.12%	21.39%
Without Sales Load [Member] | C000002878
Average Annual Return [Line Items]
Average Annual Return, Percent	167.30%	21.82%	21.09%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Philadelphia Gold & Silver Index
Average Annual Return [Line Items]
Average Annual Return, Percent	152.80%	20.89%	23.91%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent	159.07%	21.79%	22.26%
Philadelphia Gold & Silver Index
Average Annual Return [Line Items]
Average Annual Return, Percent	152.80%	20.89%	23.91%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent	159.07%	21.79%	22.26%
Philadelphia Gold & Silver Index
Average Annual Return [Line Items]
Average Annual Return, Percent	152.80%	20.89%	23.91%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent	159.07%	21.79%	22.26%
Philadelphia Gold & Silver Index
Average Annual Return [Line Items]
Average Annual Return, Percent	152.80%	20.89%	23.91%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent	159.07%	21.79%	22.26%